Long-Term Debt - Long-term Debt Issuances (Details) $ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2022 CAD ($)	May 31, 2022 USD ($)	May 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)
Cross-currency interest rate swap
Debt Instrument [Line Items]
Notional amount		$ 391
ITC | Secured | Secured first mortgage bonds, 2052 maturity
Debt Instrument [Line Items]
Interest rate							2.93%
Debt instrument, face amount							$ 150
ITC | Secured | Secured senior notes, 2052 maturity
Debt Instrument [Line Items]
Interest rate		3.05%	3.05%
Debt instrument, face amount		$ 75
ITC | Secured | Secured first mortgage bonds, 2052 maturity, green project potfolio
Debt Instrument [Line Items]
Debt instrument, face amount							$ 20
UNS Energy | Unsecured | Unsecured senior notes, 2032 maturity
Debt Instrument [Line Items]
Interest rate						3.25%
Debt instrument, face amount						$ 325
Central Hudson | Unsecured | Unsecured senior notes, 2027 maturity
Debt Instrument [Line Items]
Interest rate							2.37%
Debt instrument, face amount							$ 50
Central Hudson | Unsecured | Unsecured senior notes, 2029 maturity
Debt Instrument [Line Items]
Interest rate							2.59%
Debt instrument, face amount							$ 60
FortisBC Electric | Unsecured | Unsecured debentures, 2052 maturity
Debt Instrument [Line Items]
Interest rate					4.16%
Debt instrument, face amount					$ 100
Newfoundland Power | Secured | First mortgage sinking fund bonds, 2052 maturity
Debt Instrument [Line Items]
Interest rate				4.20%
Debt instrument, face amount				$ 75
FortisAlberta | Unsecured | Senior unsecured debentures, 2052 maturity
Debt Instrument [Line Items]
Interest rate		4.62%	4.62%
Debt instrument, face amount			$ 125
Fortis | Cross-currency interest rate swap
Debt Instrument [Line Items]
Notional amount		$ 391
Derivative interest rate		4.34%	4.34%
Fortis | Unsecured | Unsecured senior notes, 2029 maturity
Debt Instrument [Line Items]
Interest rate		4.43%	4.43%
Debt instrument, face amount			$ 500
Fortis | Unsecured | Unsecured senior notes, 2023 maturity
Debt Instrument [Line Items]
Interest rate	2.85%
Repayment of debt	$ 500